UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Odey Asset Management Group Limited

Address:   12 Upper Grosvenor St.
           London, UK W1K2ND


Form 13F File Number: 028-14186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Fergus Lee
Title:  Chief Compliance Officer
Phone:  44 020 7208 1400

Signature,  Place,  and  Date  of  Signing:

/s/ Fergus Lee                     London, UK                         8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              67

Form 13F Information Table Value Total:  $    1,431,058
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14187             Odey Asset Management LLP
----  --------------------  ----------------------------------------------------
2     028-14189             Odey Holdings AG
----  --------------------  ----------------------------------------------------
3     028-14190             Crispin Odey
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACE LTD                      SHS            H0023R105    1,994    26,902 SH       DEFINED    1,2,3       26,902      0    0
AGCO CORP                    COM            001084102   15,042   328,940 SH       DEFINED    1,2,3      328,940      0    0
AGNICO EAGLE MINES LTD       COM            008474108      167     4,125 SH       DEFINED    1,2,3        4,125      0    0
ALLEGHANY CORP DEL           COM            017175100    4,349    12,800 SH       DEFINED    1,2,3       12,800      0    0
ALTRIA GROUP INC             COM            02209S103    1,382    40,000 SH       DEFINED    2,3         40,000      0    0
APPLE INC                    COM            037833100    8,272    14,165 SH       DEFINED    1,2,3       14,165      0    0
APPLE INC                    COM            037833100    1,168     2,000 SH       DEFINED    2,3          2,000      0    0
ARCH CAP GROUP LTD           ORD            G0450A105    2,200    55,428 SH       DEFINED    1,2,3       55,428      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702   41,016   492,206 SH       DEFINED    1,2,3      492,206      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702    1,333    16,000 SH       DEFINED    2,3         16,000      0    0
CADIZ INC                    COM NEW        127537207    2,884   400,000 SH       DEFINED    1,2,3      400,000      0    0
CF INDS HLDGS INC            COM            125269100   74,667   385,400 SH       DEFINED    1,2,3      385,400      0    0
CHECK POINT SOFTWARE TECH LT ORD            M22465104   18,849   380,100 SH       DEFINED    1,2,3      380,100      0    0
CHUBB CORP                   COM            171232101    2,125    29,177 SH       DEFINED    1,2,3       29,177      0    0
CITIGROUP INC                COM NEW        172967424  113,334 4,134,783 SH       DEFINED    1,2,3    4,134,783      0    0
CITIGROUP INC                COM NEW        172967424      959    35,000 SH       DEFINED    2,3         35,000      0    0
CNA FINL CORP                COM            126117100    7,183   259,111 SH       DEFINED    1,2,3      259,111      0    0
COACH INC                    COM            189754104    6,778   115,900 SH       DEFINED    1,2,3      115,900      0    0
COMPANIA DE MINAS BUENAVENTU SPONSORED ADR  204448104   32,729   861,732 SH       DEFINED    1,2,3      861,732      0    0
D R HORTON INC               COM            23331A109   99,165 5,395,293 SH       DEFINED    1,2,3    5,395,293      0    0
D R HORTON INC               COM            23331A109    1,838   100,000 SH       DEFINED    2,3        100,000      0    0
DELL INC                     COM            24702R101   13,278 1,061,400 SH       DEFINED    1,2,3    1,061,400      0    0
DEUTSCHE BANK AG             NAMEN AKT      D18190898    4,804   132,956 SH       DEFINED    1,2,3      132,956      0    0
EBAY INC                     COM            278642103   39,433   938,664 SH       DEFINED    1,2,3      938,664      0    0
F M C CORP                   COM NEW        302491303    1,361    25,443 SH       DEFINED    1,2,3       25,443      0    0
FIRST INTST BANCSYSTEM INC   COM CL A       32055Y201    4,272   300,000 SH       DEFINED    1,2,3      300,000      0    0
FX ENERGY INC                COM            302695101    7,686 1,291,700 SH       DEFINED    1,2,3    1,291,700      0    0
GENERAL ELECTRIC CO          COM            369604103    2,737   131,350 SH       DEFINED    1,2,3      131,350      0    0
GOOGLE INC                   CL A           38259P508   22,622    38,998 SH       DEFINED    1,2,3       38,998      0    0
GOOGLE INC                   CL A           38259P508    1,740     3,000 SH       DEFINED    2,3          3,000      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101   24,729   126,439 SH       DEFINED    1,2,3      126,439      0    0
JOHNSON & JOHNSON            COM            478160104       74     1,100 SH       DEFINED    1,2,3        1,100      0    0
JOHNSON & JOHNSON            COM            478160104    1,351    20,000 SH       DEFINED    2,3         20,000      0    0
JPMORGAN CHASE & CO          COM            46625H100  108,630 3,040,303 SH       DEFINED    1,2,3    3,040,303      0    0
KB HOME                      COM            48666K109   14,701 1,500,100 SH       DEFINED    1,2,3    1,500,100      0    0
LOGITECH INTL S A            SHS            H50430232   16,336 1,530,990 SH       DEFINED    1,2,3    1,530,990      0    0
LOUISIANA PAC CORP           COM            546347105   46,187 4,245,100 SH       DEFINED    1,2,3    4,245,100      0    0
LOUISIANA PAC CORP           COM            546347105    1,632   150,000 SH       DEFINED    2,3        150,000      0    0
MASCO CORP                   COM            574599106    9,947   717,192 SH       DEFINED    1,2,3      717,192      0    0
MGIC INVT CORP WIS           COM            552848103   13,643 4,737,000 SH       DEFINED    1,2,3    4,737,000      0    0
MICROSOFT CORP               COM            594918104   71,463 2,336,162 SH       DEFINED    1,2,3    2,336,162      0    0
MONSANTO CO NEW              COM            61166W101   56,297   680,081 SH       DEFINED    1,2,3      680,081      0    0
MONSANTO CO NEW              COM            61166W101    1,656    20,000 SH       DEFINED    2,3         20,000      0    0
NEWS CORP                    CL A           65248E104      513    23,000 SH       DEFINED    1,2,3       23,000      0    0
NVR                          COM            62944T105    5,100     6,000 SH       DEFINED    1,2,3        6,000      0    0
PARTNERRE LTD                COM            G6852T105    7,788   102,916 SH       DEFINED    1,2,3      102,916      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408    9,200   490,137 SH       DEFINED    1,2,3      490,137      0    0
POLYONE CORP                 COM            73179P106      763    55,778 SH       DEFINED    1,2,3       55,778      0    0
PULTE GROUP INC              COM            745867101   63,580 5,942,065 SH       DEFINED    1,2,3    5,942,065      0    0
ROYAL GOLD INC               COM            780287108    4,312    55,000 SH       DEFINED    1,2,3       55,000      0    0
SCHWAB CHARLES CORP NEW      COM            808513105    4,073   315,000 SH       DEFINED    1,2,3      315,000      0    0
SIGNET JEWELERS LIMITED      SHS            G81276100    1,250    28,400 SH       DEFINED    1,2,3       28,400      0    0
SUNTRUST BKS INC             COM            867914103   69,276 2,859,100 SH       DEFINED    1,2,3    2,859,100      0    0
SUNTRUST BKS INC             COM            867914103    1,817    75,000 SH       DEFINED    2,3         75,000      0    0
SWIFT TRANSN CO              CL A           87074U101   13,771 1,457,223 SH       DEFINED    1,2,3    1,457,223      0    0
SWIFT TRANSN CO              CL A           87074U101    1,418   150,000 SH       DEFINED    2,3        150,000      0    0
TOLL BROTHERS INC            COM            889478103    2,705    91,000 SH       DEFINED    1,2,3       91,000      0    0
UBS AG                       SHS NEW        H89231338    6,987   599,287 SH       DEFINED    1,2,3      599,287      0    0
UNITED RENTALS INC           COM            911363109   49,199 1,445,321 SH       DEFINED    1,2,3    1,445,321      0    0
UNITED RENTALS INC           COM            911363109    1,532    45,000 SH       DEFINED    2,3         45,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
UNITEDHEALTH GROUP INC       COM            91324P102   16,087   275,000 SH       DEFINED    1,2,3      275,000      0    0
WELLS FARGO & CO NEW         COM            949746101  241,963 7,235,744 SH       DEFINED    1,2,3    7,235,744      0    0
WELLS FARGO & CO NEW         COM            949746101    2,341    70,000 SH       DEFINED    2,3         70,000      0    0
WHIRLPOOL CORP               COM            963320106    3,847    62,900 SH       DEFINED    1,2,3       62,900      0    0
WYNN RESORTS LTD             COM            983134107    1,245    12,000 SH       DEFINED    2,3         12,000      0    0
XILINX INC                   COM            983919101   19,608   584,100 SH       DEFINED    1,2,3      584,100      0    0
YAHOO INC                    COM            984332106      670    42,300 SH       DEFINED    1,2,3       42,300      0    0